Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Disclosures
Up to 1 Year	R$ 582,294	R$ 284,945	R$ 715,576
Between 1 to 5 Years	1,132,409	1,044,715	1,420,853
More than 5 Years	734,431	224,536	181,417
Total	R$ 2,449,134	R$ 1,554,196	R$ 2,317,846